Note 11 - Right-of-Use Assets and Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Prepaid Lease Rentals [Table Text Block]
	2018	2019
Prepaid lease rentals, January 1	$51,670	$42,919
Less: Amortization of prepaid lease rentals	(8,751)	-
Transfers and other movements	-	(42,919)
Prepaid lease rentals, December 31	$42,919	$-
Less: current portion	(8,752)	-
Non-current portion	$34,167	$-

Finance Lease, Liability, Maturity [Table Text Block]
Year ending December 31,	Amount
2020	$19,113
2021	19,099
2022	19,099
2023	64,387
2024	23,781
Total	$145,479
Less: Amount of interest ( Leonidio and Kyparissia )	(6,882)
Total lease payments	$138,597
Less: Financing costs, net	(1,862)
Total lease payments, net	$136,735

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2018	December 31, 2019
Finance lease liabilities – current	$35,115	$17,372
Less: current portion of financing costs	(816)	(562)
Finance lease liabilities – non-current	307,543	121,225
Less: non-current portion of financing costs	(2,510)	(1,300)
Total	$339,332	$136,735